JUNE 20, 2024
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the MidCap Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
MidCap Fund
Timothy W. Egan(14)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$44,452	0	$0
Other Accounts	0	$0	0	$0
(14)
Information is as of April 30, 2024. Effective June 20, 2024, Mr. Egan became a portfolio manager to the MidCap Fund.

(2)
Effective August 1, 2024, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the information for each of Lutz-Peter Wilke and Loren L. Moran is deleted in its entirety and the following information is added under the Multi-Asset Income Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Multi-Asset Income Fund
Stephen A. Gorman(15)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	4	$1,411	0	$0
Other Accounts	41	$6,753	0	$0
(15)
Information is as of April 30, 2024. Effective August 1, 2024, Mr. Gorman will become the portfolio manager to the Multi-Asset Income Fund.

(3)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Compensation of Wellington Management Portfolio Managers,” the information for the MidCap Fund is deleted in its entirety and replaced with the following:
FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
MidCap Fund	S&P MidCap 400 Index (50%); Russell Midcap Growth Index (50%)

(4)
Effective August 1, 2024, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Compensation of Wellington Management Portfolio Managers,” the information for the Multi-Asset Income Fund is deleted in its entirety and replaced with the following:
FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Multi-Asset Income Fund
Bloomberg US Aggregate Bond Index (25%); Bloomberg US High Yield - 2%
Issuer Cap Index (20%); J.P. Morgan EMBI Global Diversified Index (20%); FTSE
All-World High Dividend Yield Index (25%); S&P 500 Index (10%)

(5)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Timothy W. Egan(14)	MidCap Fund	None
(14)
Information is as of April 30, 2024. Effective June 20, 2024, Mr. Egan became a portfolio manager to the MidCap Fund.

(6)
Effective August 1, 2024, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the information for each of Lutz-Peter Wilke and Loren L. Moran is deleted in its entirety and the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Stephen A. Gorman(15)	Multi-Asset Income Fund	None
(15)
Information is as of April 30, 2024. Effective August 1, 2024, Mr. Gorman will become the portfolio manager to the Multi-Asset Income Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.